Equity share capital and share premium (Details Narrative)	12 Months Ended
	Mar. 31, 2023 $ / shares shares	Mar. 31, 2023 ₨ / shares shares	Mar. 31, 2022 shares	Mar. 31, 2021 shares
Share based compensation equity instruments [Member]
IfrsStatementLineItems [Line Items]
Number of shares reserved for issue under options and contracts for sale of shares	1,844	1,844	1,844	1,844
Exercise price, equity instruments | (per share)	$ 5.42	₨ 445.81
Ordinary shares [member] | Capital 18 fin cap private limited [member] | Warrants [Member]
IfrsStatementLineItems [Line Items]
Equity shares	109,348	109,348	109,348
Ordinary shares [member] | Pandara trust scheme one [member] | Warrants [Member]
IfrsStatementLineItems [Line Items]
Equity shares	43,136	43,136	43,136